Note 2 - Allowance for Credit Losses for Trade Accounts Receivable (Tables)	12 Months Ended
Oct. 31, 2024
Notes Tables
Accounts Receivable, Allowance for Credit Loss [Table Text Block]
	Years ended October 31,
	2024	2023
Balance at beginning of year	$71,189	$69,643
Bad debt expense	20,936	1,546
Balance at end of year	$92,125	$71,189